Other assets and liabilities F.5. Assets and liabilities related to contract with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract Assets [Line Items]
Contract assets, net	$ 31	$ 41	[1]
Contract liabilities [abstract]
Short-term portion	90	82	[1]
Revenue that was included in contract liability balance at beginning of period	82	87
Transaction price allocated to remaining performance obligations	59
Contract Costs, Net [Roll Forward]
Contract costs, net, beginning of period	5	5
Contract costs capitalized	1	7
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	(1)	(6)
Contract costs, net, end of period	5	4
Gross Carrying Amount, Non-current
Contract Assets [Line Items]
Contract assets, net	6	6
Gross Carrying Amount, Current
Contract Assets [Line Items]
Contract assets, net	28	37
Provisions
Contract Assets [Line Items]
Contract assets, net	(2)	(2)
Current contract liabilities
Contract liabilities [abstract]
Long-term portion	2	1
Short-term portion	89	81
Total	90	$ 82
2020
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	59
2021
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	$ 1

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).